Tax - Reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019		Dec. 31, 2019
Tax reconciliation
UK corporation tax	19.00%			19.00%
Operating profit before tax	£ (770)	£ 2,694	[1]
Expected tax credit/(charge)	146	(512)
Losses and temporary differences in period where no deferred tax assets recognised	(38)	(2)
Foreign profits taxed at other rates	(24)	5
UK tax rate change impact	75
losses on disposals and write-downs	(14)	(46)
UK bank levy	(15)	(15)
regulatory and legal actions	20	(5)
other disallowable items	(23)	(40)
Alawwal bank merger gain on disposal		212
other non-taxable items	68	26
Taxable foreign exchange movements	(2)
Losses brought forward and utilised	23	21
Banking surcharge	52	(155)
Tax on paid-in equity	38
Adjustments in respect of prior periods	(22)	102
Actual tax credit/(charge)	208	(194)
Deferred tax asset	976			£ 1,011
Deferred tax liability	387			266
UK
Tax reconciliation
(Reduction)/increase in carrying value of deferred tax in respect of: -	(56)	£ 215
Trading losses carried forward	799			£ 770
Ireland
Tax reconciliation
(Reduction)/increase in carrying value of deferred tax in respect of: -	£ (20)

[1]	2019 has been re-presented to align to the balance sheet classification. Furthermore, MREL was previously presented in Operating activities is now presented in Financing activities